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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 6.8%
		Exchange-Traded Funds: 6.8%
10,500		SPDR Trust Series 1		$1,228,395
		Total Exchange-Traded Funds
		(Cost $862,999)		1,228,395

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.3%
		Federal Home Loan Mortgage Corporation##: 12.9%
$2,366,000	S, ^, Z	1.310%, due 09/15/11		$2,320,942
				2,320,942
		Federal National Mortgage Association##: 20.9%
3,808,000	^, Z	0.950%, due 05/15/11		3,767,083
				3,767,083
		Other U.S. Agency Obligations: 37.5%
3,889,000	Z	Financing Corp., 1.330%, due 10/06/11		3,810,905
3,000,000	^, Z	Tennessee Valley Authority, 1.170%, due 07/15/11		2,954,685
				6,765,590
		Total U.S. Government Agency Obligations
		(Cost $12,601,291)		12,853,615
U.S. TREASURY OBLIGATIONS: 20.9%
		U.S. Treasury STRIP COUPON: 20.9%
3,799,000	Z	0.640%, due 08/15/11		3,765,785
		Total U.S. Treasury Obligations
		(Cost $3,687,087)		3,765,785
		Total Long-Term Investments
		(Cost $17,151,377)		17,847,795

Shares				Value
SHORT-TERM INVESTMENTS: 0.2%
		Affiliated Mutual Fund: 0.2%
37,000		ING Institutional Prime Money Market Fund - Class I		$37,000
		Total Short-Term Investments
		(Cost $37,000)		37,000
		Total Investments in Securities
		(Cost $17,188,377)*	99.2%	$17,884,795
		Other Assets and Liabilities - Net	0.8	144,766
		Net Assets	100.0%	$18,029,561

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$696,418
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$696,418

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,228,395	$—	$—	$1,228,395
U.S. Government Agency Obligations	—	12,853,615	—	12,853,615
U.S. Treasury Obligations	—	3,765,785	—	3,765,785
Short-Term Investments	37,000	—	—	37,000
Total Investments, at value	$1,265,395	$16,619,400	$—	$17,884,795
Other Financial Instruments+:
Futures	$5,560	$—	$—	$5,560
Total Assets	$1,270,955	$16,619,400	$—	$17,890,355

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2010 (Unaudited) (continued)

ING GET U.S. Core Portfolio Series 5 Open Futures Contracts on March 31, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Market Value	Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	5	06/18/10	$291,300	$5,560
			$291,300	$5,560

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Equity contracts	$5,560
Total	$5,560

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 6.3%
		Exchange-Traded Funds: 6.3%
18,300		SPDR Trust Series 1		$2,140,917
		Total Exchange-Traded Funds
		(Cost $1,504,084)		2,140,917

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.7%
		Federal Home Loan Mortgage Corporation##: 29.1%
$10,114,000	^^, Z	1.330%, due 09/15/11		$9,921,157
				9,921,157
		Federal National Mortgage Association##: 15.3%
2,500,000	^, Z	1.190%, due 11/15/11		2,451,665
2,840,000	^, Z	1.660%, due 02/12/12		2,753,312
				5,204,977
		Other U.S. Agency Obligations: 27.3%
1,666,000	Z	Financing Corp., 1.370%, due 11/30/11		1,628,163
2,638,000	Z	Financing Corp., 1.400%, due 12/06/11		2,576,207
5,169,000	^, Z	Resolution Funding Corp., 0.710%, due 10/15/11		5,113,108
				9,317,478
		Total U.S. Government Agency Obligations
		(Cost $23,838,959)		24,443,612
U.S. TREASURY OBLIGATIONS: 21.1%
		U.S. Treasury STRIP COUPON: 21.1%
7,336,000	Z	0.970%, due 02/15/12		7,204,025
		Total U.S. Treasury Obligations
		(Cost $6,990,348)		7,204,025
		Total Investments in Securities
		(Cost $32,333,391)*	99.1%	$33,788,554
		Other Assets and Liabilities - Net	0.9	301,888
		Net Assets	100.0%	$34,090,442

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the  pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $32,348,254.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,440,300
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,440,300

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$2,140,917	$—	$—	$2,140,917
U.S. Government Agency Obligations	—	24,443,612	—	24,443,612
U.S. Treasury Obligations	—	7,204,025	—	7,204,025
Total Investments, at value	$2,140,917	$31,647,637	$—	$33,788,554

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.6%
		Exchange-Traded Funds: 4.6%
9,400		SPDR Trust Series 1		$1,099,706
		Total Exchange-Traded Funds
		(Cost $772,590)		1,099,706

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.7%
		Federal Home Loan Mortgage Corporation##: 12.1%
$3,000,000	^, Z	2.070%, due 07/15/12		$2,862,225
				2,862,225
		Federal National Mortgage Association##: 30.1%
7,388,000	Z	1.720%, due 03/15/12		7,144,381
				7,144,381
		Other U.S. Agency Obligations: 12.5%
3,000,000	^, Z	Resolution Funding Corp., 0.710%, due 10/15/11		2,967,561
				2,967,561
		Total U.S. Government Agency Obligations
		(Cost $12,738,382)		12,974,167
U.S. TREASURY OBLIGATIONS: 26.7%
		U.S. Treasury STRIP COUPON: 26.7%
6,439,000	Z	0.970%, due 02/15/12		6,323,162
		Total U.S. Treasury Obligations
		(Cost $6,133,432)		6,323,162
OTHER BONDS: 13.5%
		Foreign Government Bonds: 13.5%
3,300,000	Z	Israel Government International Bond, 1.320%, due 05/15/12		3,209,580
		Total Other Bonds
		(Cost $3,001,778)		3,209,580
		Total Long-Term Investments
		(Cost $22,646,182)		23,606,615

Shares				Value
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
138,000		ING Institutional Prime Money Market Fund - Class I		$138,000
		Total Short-Term Investments
		(Cost $138,000)		138,000
		Total Investments in Securities
		(Cost $22,784,182)*	100.1%	$23,744,615
		Other Assets and Liabilities - Net	(0.1)	(28,092)
		Net Assets	100.0%	$23,716,523

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $22,790,457.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$975,643
		Gross Unrealized Depreciation		(21,485)
		Net Unrealized Appreciation		$954,158

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,099,706	$—	$—	$1,099,706
U.S. Government Agency Obligations	—	12,974,167	—	12,974,167
U.S. Treasury Obligations	—	6,323,162	—	6,323,162
Other Bonds	—	3,209,580	—	3,209,580
Short-Term Investments	138,000	—	—	138,000
Total Investments, at value	$1,237,706	$22,506,909	$—	$23,744,615

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 8.3%
		Exchange-Traded Funds: 8.3%
10,000		SPDR Trust Series 1		$1,169,900
		Total Exchange-Traded Funds
		(Cost $821,904)		1,169,900

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 74.7%
		Federal Home Loan Mortgage Corporation##: 18.1%
$2,625,000	^, Z	1.860%, due 03/15/12		$2,531,715
				2,531,715
		Federal National Mortgage Association##: 18.3%
2,650,000	Z	1.720%, due 03/15/12		2,562,616
				2,562,616
		Other U.S. Agency Obligations: 38.3%
2,768,000	Z	Financing Corp., 1.770%, due 03/26/12		2,672,682
2,755,000	Z	Resolution Funding Corp., 1.270%, due 04/15/12		2,684,290
				5,356,972
		Total U.S. Government Agency Obligations
		(Cost $10,238,146)		10,451,303
U.S. TREASURY OBLIGATIONS: 16.1%
		U.S. Treasury STRIP COUPON: 16.1%
2,315,000	Z	1.250%, due 08/15/12		2,247,198
		Total U.S. Treasury Obligations
		(Cost $2,249,954)		2,247,198
		Total Long-Term Investments
		(Cost $13,310,004)		13,868,401

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
135,000		ING Institutional Prime Money Market Fund - Class I		$135,000
		Total Short-Term Investments
		(Cost $135,000)		135,000
		Total Investments in Securities
		(Cost $13,445,004)*	100.1%	$14,003,401
		Other Assets and Liabilities - Net	(0.1)	(16,788)
		Net Assets	100.0%	$13,986,613

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$561,153
		Gross Unrealized Depreciation		(2,756)
		Net Unrealized Appreciation		$558,397

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,169,900	$—	$—	$1,169,900
U.S. Government Agency Obligations	—	10,451,303	—	10,451,303
U.S. Treasury Obligations	—	2,247,198	—	2,247,198
Short-Term Investments	135,000	—	—	135,000
Total Investments, at value	$1,304,900	$12,698,501	$—	$14,003,401

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 5.4%
		Exchange-Traded Funds: 5.4%
5,700		SPDR Trust Series 1		$666,843
		Total Exchange-Traded Funds
		(Cost $468,485)		666,843

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 82.8%
		Federal Home Loan Mortgage Corporation##: 19.7%
$2,555,000	Z	2.220%, due 09/15/12		$2,420,873
				2,420,873
		Federal National Mortgage Association##: 21.8%
2,787,000	^, Z	1.940%, due 07/15/12		2,666,429
				2,666,429
		Other U.S. Agency Obligations: 41.3%
2,800,000	Z	Financing Corp., 2.150%, due 10/06/12		2,654,371
2,500,000	^, Z	Resolution Funding Corp., 1.490%, due 07/15/12		2,417,330
				5,071,701
		Total U.S. Government Agency Obligations
		(Cost $9,972,241)		10,159,003
U.S. TREASURY OBLIGATIONS: 10.7%
		U.S. Treasury STRIP COUPON: 10.7%
1,355,000	Z	1.250%, due 08/15/12		1,315,315
		Total U.S. Treasury Obligations
		(Cost $1,269,940)		1,315,315
		Total Long-Term Investments
		(Cost $11,710,666)		12,141,161

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
57,000		ING Institutional Prime Money Market Fund - Class I		$57,000
		Total Short-Term Investments
		(Cost $57,000)		57,000
		Total Investments in Securities
		(Cost $11,767,666)*	99.4%	$12,198,161
		Other Assets and Liabilities - Net	0.6	78,588
		Net Assets	100.0%	$12,276,749

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $11,771,042.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$427,119
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$427,119

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$666,843	$—	$—	$666,843
U.S. Government Agency Obligations	—	10,159,003	—	10,159,003
U.S. Treasury Obligations	—	1,315,315	—	1,315,315
Short-Term Investments	57,000	—	—	57,000
Total Investments, at value	$723,843	$11,474,318	$—	$12,198,161

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.8%
		Federal Home Loan Mortgage Corporation##: 22.4%
$2,131,000	^, Z	2.380%, due 01/15/13		$1,994,755
				1,994,755
		Federal National Mortgage Association##: 22.1%
2,097,000	^, Z	2.360%, due 01/15/13		1,964,818
				1,964,818
		Other U.S. Agency Obligations: 35.3%
1,200,000	Z	Financing Corp., 2.150%, due 10/06/12		1,137,588
2,100,000	Z	Resolution Funding Corp., 1.800%, due 01/15/13		1,998,009
				3,135,597
		Total U.S. Government Agency Obligations
		(Cost $6,829,264)		7,095,170
U.S. TREASURY OBLIGATIONS: 19.5%
		U.S. Treasury STRIP PRINCIPAL: 19.5%
1,793,000	Z	1.350%, due 11/15/12		1,730,483
		Total U.S. Treasury Obligations
		(Cost $1,726,367)		1,730,483
		Total Long-Term Investments
		(Cost $8,555,631)		8,825,653

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
80,000		ING Institutional Prime Money Market Fund - Class I		$80,000
		Total Short-Term Investments
		(Cost $80,000)		80,000
		Total Investments in Securities
		(Cost $8,635,631)*	100.2%	$8,905,653
		Other Assets and Liabilities - Net	(0.2)	(17,879)
		Net Assets	100.0%	$8,887,774

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$270,022
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$270,022

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$7,095,170	$—	$7,095,170
U.S. Treasury Obligations	—	1,730,483	—	1,730,483
Short-Term Investments	80,000	—	—	80,000
Total Investments, at value	$80,000	$8,825,653	$—	$8,905,653

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 86.7%
		Federal Home Loan Mortgage Corporation##: 22.8%
$2,706,000	^, Z	2.380%, due 01/15/13		$2,532,992
				2,532,992
		Federal National Mortgage Association##: 20.1%
2,400,000	^^, Z	2.420%, due 02/21/13		2,239,320
				2,239,320
		Other U.S. Agency Obligations: 43.8%
803,000	Z	Financing Corp., 2.520%, due 05/11/13		743,748
1,833,000	Z	Financing Corp., 2.730%, due 09/26/13		1,671,469
2,073,000	Z	Resolution Funding Corp., 1.800%, due 01/15/13		1,972,321
519,000	^, Z	Resolution Funding Corp., 1.960%, due 04/15/13		489,365
				4,876,903
		Total U.S. Government Agency Obligations
		(Cost $ 9,468,188)		9,649,215
U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury STRIP COUPON: 13.0%
1,515,000	Z	1.520%, due 02/15/13		1,450,479
		Total U.S. Treasury Obligations
		(Cost $ 1,420,551)		1,450,479
		Total Long-Term Investments
		(Cost $ 10,888,739)		11,099,694

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
59,000		ING Institutional Prime Money Market Fund - Class I		$59,000
		Total Short-Term Investments
		(Cost $ 59,000)		59,000
		Total Investments in Securities
		(Cost $ 10,947,739)*	100.2%	$11,158,694
		Other Assets and Liabilities - Net	(0.2)	(20,510)
		Net Assets	100.0%	$11,138,184

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $10,950,555.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$245,903
		Gross Unrealized Depreciation		(37,764)
		Net Unrealized Appreciation		$208,139

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$9,649,215	$—	$9,649,215
U.S. Treasury Obligations	—	1,450,479	—	1,450,479
Short-Term Investments	59,000	—	—	59,000
Total Investments, at value	$59,000	$11,099,694	$—	$11,158,694

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 3.9%
		Exchange-Traded Funds: 3.9%
5,700		SPDR Trust Series 1		$666,843
		Total Exchange-Traded Funds
		(Cost $468,485)		666,843

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 85.9%
		Federal Home Loan Mortgage Corporation##: 12.2%
$2,291,000	Z	2.820%, due 09/15/13		$2,084,689
				2,084,689
		Federal National Mortgage Association##: 25.4%
4,740,000	^, Z	2.730%, due 07/15/13		4,343,689
				4,343,689
		Other U.S. Agency Obligations: 48.3%
4,300,000	Z	Financing Corp., 2.560%, due 06/06/13		3,971,187
4,531,000	^, Z	Resolution Funding Corp., 1.960%, due 04/15/13		4,272,275
				8,243,462
		Total U.S. Government Agency Obligations
		(Cost $14,292,299)		14,671,840
U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury STRIP PRINCIPAL: 9.5%
1,717,000	^^, Z	1.660%, due 05/15/13		1,631,080
		Total U.S. Treasury Obligations
		(Cost $1,633,726)		1,631,080
		Total Long-Term Investments
		(Cost $16,394,510)		16,969,763

Shares				Value
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
139,000		ING Institutional Prime Money Market Fund - Class I		$139,000
		Total Short-Term Investments
		(Cost $139,000)		139,000
		Total Investments in Securities
		(Cost $16,533,510)*	100.1%	$17,108,763
		Other Assets and Liabilities - Net	(0.1)	(25,620)
		Net Assets	100.0%	$17,083,143

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$577,899
		Gross Unrealized Depreciation		(2,646)
		Net Unrealized Appreciation		$575,253

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$666,843	$—	$—	$666,843
U.S. Government Agency Obligations	—	14,671,840	—	14,671,840
U.S. Treasury Obligations	—	1,631,080	—	1,631,080
Short-Term Investments	139,000	—	—	139,000
Total Investments, at value	$805,843	$16,302,920	$—	$17,108,763

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 82.1%
		Federal Home Loan Mortgage Corporation##: 20.6%
$6,711,000	^^, Z	2.900%, due 11/15/13		$6,063,234
				6,063,234
		Federal National Mortgage Association##: 20.5%
6,728,000	^, Z	0.090%, due 01/15/14		6,021,365
				6,021,365
		Other U.S. Agency Obligations: 41.0%
6,550,000	Z	Financing Corp., 2.730%, due 11/11/13		5,941,721
6,714,000	^, Z	Resolution Funding Corp., 2.420%, due 01/15/14		6,141,256
				12,082,977
		Total U.S. Government Agency Obligations
		(Cost $23,137,475)		24,167,576
U.S. TREASURY OBLIGATIONS: 17.4%
		U.S. Treasury STRIP COUPON: 17.4%
5,482,000	^, Z	2.265%, due 11/15/13		5,116,866
		Total U.S. Treasury Obligations
		(Cost $5,022,901)		5,116,866
		Total Long-Term Investments
		(Cost $28,160,376)		29,284,442

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
204,000		ING Institutional Prime Money Market Fund - Class I		$204,000
		Total Short-Term Investments
		(Cost $204,000)		204,000
		Total Investments in Securities
		(Cost $28,364,376)*	100.2%	$29,488,442
		Other Assets and Liabilities - Net	(0.2)	(47,651)
		Net Assets	100.0%	$29,440,791

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $28,410,608.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,077,834
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,077,834

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$24,167,576	$—	$24,167,576
U.S. Treasury Obligations	—	5,116,866	—	5,116,866
Short-Term Investments	204,000	—	—	204,000
Total Investments, at value	$204,000	$29,284,442	$—	$29,488,442

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.5%
		Federal National Mortgage Association##: 42.4%
$12,550,000	^, Z	3.240%, due 05/15/14		$11,050,878
2,900,000	Z	3.280%, due 07/05/14		2,539,452
14,963,000	^^, Z	3.290%, due 07/15/14		13,089,752
				26,680,082
		Other U.S. Agency Obligations: 21.1%
14,801,000	^, Z	Resolution Funding Corp., 2.730%, due 07/15/14		13,230,421
				13,230,421
		Total U.S. Government Agency Obligations
		(Cost $38,289,689)		39,910,503
U.S. TREASURY OBLIGATIONS: 17.0%
		U.S. Treasury STRIP COUPON: 17.0%
11,684,000	Z	2.290%, due 05/15/14		10,663,251
		Total U.S. Treasury Obligations
		(Cost $10,519,239)		10,663,251
OTHER BONDS: 19.0%
		Foreign Government Bonds: 19.0%
3,666,000	Z	Israel Government International Bond, 2.580%, due 03/15/14		3,321,539
9,724,000	Z	Israel Government International Bond, 2.820%, due 08/15/14		8,643,634
		Total Other Bonds
		(Cost $11,830,067)		11,965,173
		Total Investments in Securities
		(Cost $60,638,995)*	99.5%	$62,538,927
		Other Assets and Liabilities - Net	0.5	322,480
		Net Assets	100.0%	$62,861,407

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,899,932
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,899,932

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$39,910,503	$—	$39,910,503
U.S. Treasury Obligations	—	10,663,251	—	10,663,251
Other Bonds	—	11,965,173	—	11,965,173
Total Investments, at value	$—	$62,538,927	$—	$62,538,927

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010